UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                             JOHNSON FAMILY OF FUNDS
               (Exact name of registrant as specified in charter)
                                    ________


                           555 Main Street, Suite 400
                                Racine, WI 53403
               (Address of principal executive offices) (Zip code)

                      Citigroup Global Transaction Services
                               Two Portland Square
                               Portland, ME 04101
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                    DATE OF REPORTING PERIOD: APRIL 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

                             [Johnson Logo Omitted]
                                 JOHNSONFAMILY
                                 -------------
                                      FUNDS


              ----------------------------------------------------
                        APRIL 30, 2004 SEMI-ANNUAL REPORT
              ----------------------------------------------------

TABLE OF CONTENTS


Statements of Net Assets

     JohnsonFamily Large Cap Value Fund ...................................    1

     JohnsonFamily Small Cap Value Fund ...................................    3

     JohnsonFamily International Value Fund ...............................    5

     JohnsonFamily Intermediate Fixed Income Fund .........................    9

Statements of Operations ..................................................   13

Statements of Changes in Net Assets .......................................   14

Financial Highlights ......................................................   16

Notes to the Financial Statements .........................................   20



   ------------------------------------------

                NOT FDIC-INSURED

   ------------------------------------------

      May lose value.   No bank guarantee.

   ------------------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, SEI Investments Distribution Co.

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)

LARGE CAP VALUE FUND

   Number
  of Shares                                                   Value
--------------------------------------------------------------------------------

              COMMON STOCK - 95.48%
              AEROSPACE & DEFENSE - 3.71%
     36,085   Lockheed Martin Corp.                        $1,721,255
     40,840   Raytheon Co.                                  1,317,498
                                                           ----------
                                                            3,038,753
                                                           ----------
              APPAREL & TEXTILES - 1.64%
     29,175   VF Corp.                                      1,346,718
                                                           ----------
              AUTOMOTIVE - 1.73%
     70,390   Honda Motor Co. Ltd., ADR                     1,418,358
                                                           ----------
              AUTOPARTS - 1.99%
     45,475   Genuine Parts Co.                             1,628,005
                                                           ----------
              BANKS - 12.87%
     23,338   Bank of America Corp.                         1,878,476
     46,375   BB&T Corp.                                    1,599,474
     28,645   Comerica, Inc.                                1,478,941
     32,000   JP Morgan Chase & Co.                         1,203,200
     50,855   Keycorp                                       1,510,393
     47,355   Union Planters Corp.                          1,316,469
     34,000   Wachovia Corp.                                1,555,500
                                                           ----------
                                                           10,542,453
                                                           ----------
              BASIC - CHEMICAL - 1.91%
     39,415   Dow Chemical Co.                              1,564,381
                                                           ----------
              CONSUMER STAPLES - 4.04%
     56,150   ConAgra Foods, Inc.                           1,622,173
     73,020   Sara Lee Corp.                                1,685,302
                                                           ----------
                                                            3,307,475
                                                           ----------
              DIVERSIFIED MANUFACTURING - 3.72%
     47,035   Honeywell International, Inc.                 1,626,471
     31,955   SPX Corp.*                                    1,417,204
                                                           ----------
                                                            3,043,675
                                                           ----------
              ENERGY - 8.22%
     30,645   Anadarko Petroleum Corp.                      1,641,959
     24,110   ConocoPhillips                                1,719,043
     51,850   Marathon Oil Corp.                            1,740,086
     45,135   Unocal Corp.                                  1,626,666
                                                           ----------
                                                            6,727,754
                                                           ----------
              ENTERTAINMENT - 1.96%
    147,090   Liberty Media Corp., Class A*                 1,609,165
                                                           ----------


   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              FINANCIAL - 6.23%
     15,125   Bear Stearns Cos., Inc.                      $1,212,118
     31,425   Citigroup, Inc.                               1,511,228
     21,045   Merrill Lynch & Co., Inc.                     1,141,270
     35,010   Principal Financial Group*                    1,235,853
                                                           ----------
                                                            5,100,469
                                                           ----------
              HEALTH CARE - 5.70%
     62,700   Bristol-Myers Squibb Co.                      1,573,770
     33,215   Merck & Co., Inc.                             1,561,105
     91,780   Schering-Plough Corp.                         1,535,479
                                                           ----------
                                                            4,670,354
                                                           ----------
              INSURANCE - 6.68%
     40,595   Metlife, Inc.                                 1,400,527
     40,530   Nationwide Financial Services,
              Class A                                       1,394,232
     33,175   Prudential Financial, Inc.                    1,457,710
     78,040   UnumProvident Corp.                           1,213,522
                                                           ----------
                                                            5,465,991
                                                           ----------
              LEISURE & RECREATIONAL PRODUCTS - 1.77%
     85,670   Mattel, Inc.                                  1,452,963
                                                           ----------
              MEDICAL PRODUCTS & SERVICES - 1.90%
     38,200   HCA, Inc.                                     1,552,066
                                                           ----------
              PETROLEUM REFINING - 2.38%
     27,400   Amerada Hess Corp.                            1,948,962
                                                           ----------
              PROFESSIONAL SERVICES - 1.76%
     35,135   Computer Sciences Corp.*                      1,437,373
                                                           ----------
              RAILROADS - 1.87%
     49,865   CSX Corp.                                     1,533,847
                                                           ----------
              REAL ESTATE INVESTMENT TRUSTS - 1.87%
     52,595   Duke Realty Corp.                             1,533,670
                                                           ----------
              RETAIL - 5.73%
     53,375   Albertson's, Inc.                             1,246,840
     80,140   Darden Restaurants, Inc.                      1,815,973
     59,875   McDonald's Corp.                              1,630,396
                                                           ----------
                                                            4,693,209
                                                           ----------
              SERVICES - 1.91%
     66,150   Cendant Corp.*                                1,566,432
                                                           ----------

                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    1

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
LARGE CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              TECHNOLOGY - 5.24%
     62,350   Check Point Software
              Technologies*                                $1,460,860
     62,970   Microsoft Corp.                               1,635,331
     31,120   Sony Corp., ADR                               1,195,008
                                                           ----------
                                                            4,291,199
                                                           ----------
              TELEPHONES & TELECOMMUNICATIONS - 5.45%
     65,745   AT&T Corp.                                    1,127,527
     66,145   SBC Communications, Inc.                      1,647,011
     44,660   Verizon Communications, Inc.                  1,685,468
                                                           ----------
                                                            4,460,006
                                                           ----------
              UTILITIES - 5.20%
     53,510   Alliant Energy Corp.                          1,330,259
     23,980   FPL Group, Inc.                               1,525,608
     35,825   Pinnacle West Capital Corp.                   1,399,325
                                                           ----------
                                                            4,255,192
                                                           ----------

              TOTAL COMMON STOCK
              (cost $73,054,623)                           78,188,470
                                                           ----------
              SHORT-TERM INVESTMENTS - 4.35%
  2,455,817   SSGA Money Market Fund                        2,455,817
  1,104,618   SSGA U.S. Government
              Money Market Fund                             1,104,618
                                                           ----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $3,560,435)                             3,560,435
                                                           ----------
              TOTAL INVESTMENTS - 99.83%
              (cost $76,615,058)                           81,748,905
                                                           ----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee Payable                 (50,677)
              Distribution Fee Payable                        (16,717)
              Administration Fee Payable                      (10,762)
              Directors' Fee Payable                           (3,924)
              Other Assets and Liabilities, net               217,735
                                                           ----------
              Cash and Other Assets,
              less Liabilities - 0.17%                        135,655
                                                           ----------


                                                             Value
--------------------------------------------------------------------------------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 8,792,288 outstanding
              shares of beneficial interest               $74,752,309
              Undistributed net investment
              income                                           94,757
              Accumulated net realized gain
              on investments                                1,903,647
              Net unrealized appreciation
              on investments                                5,133,847
                                                          -----------
              Net Assets -- 100.00%                       $81,884,560
                                                          ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                        $9.31
                                                                =====

             * NON-INCOME PRODUCING SECURITY.
             ADR -- AMERICAN DEPOSITORY RECEIPT
             LTD. -- LIMITED
             SSGA -- STATE STREET GLOBAL ADVISERS


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


2   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
SMALL CAP VALUE FUND

   Number
  of Shares                                                      Value
--------------------------------------------------------------------------------

              COMMON STOCK - 96.24%
              APPAREL & TEXTILES - 1.76%
     54,385   Oshkosh B'Gosh Inc., Class A                $ 1,257,381
                                                          -----------
              BANKS - 12.08%
     39,080   Amcore Financial, Inc.                        1,107,527
     74,145   Colonial Bancgroup, Inc.                      1,277,518
     56,133   Old National Bancorp                          1,341,579
     80,635   Riggs National Corp.                          1,458,687
     45,840   Susquehanna Bancshares, Inc.                  1,072,656
     25,985   UMB Financial Corp.                           1,304,707
     24,990   Webster Financial Corp.                       1,087,065
                                                          -----------
                                                            8,649,739
                                                          -----------
              BASIC - CHEMICAL - 3.34%
     36,345   Lubrizol Corp.                                1,155,771
    152,260   Wellman, Inc.                                 1,231,783
                                                          -----------
                                                            2,387,554
                                                          -----------
              BASIC - PAPER - 1.40%
     67,400   Rock-Tenn Co., Class A                        1,004,260
                                                          -----------
              CONSUMER STAPLES - 4.48%
    143,910   DIMON, Inc.                                     997,296
     38,275   Libbey, Inc.                                  1,001,657
     59,170   Sensient Technologies Corp.                   1,210,618
                                                          -----------
                                                            3,209,571
                                                          -----------
              ELECTRICAL SERVICES - 1.52%
     26,600   Emcor Group, Inc.*                            1,087,940
                                                          -----------
              ENERGY - 5.92%
     42,775   Forest Oil Corp.*                             1,122,844
    381,740   Horizon Offshore, Inc.*                         923,811
     24,325   Stone Energy Corp.*                           1,196,790
     35,130   Tidewater, Inc.                                 991,017
                                                          -----------
                                                            4,234,462
                                                          -----------
              FINANCIAL - 1.46%
    131,530   Van der Moolen Holding, ADR                   1,045,663
                                                          -----------
              HEALTH CARE - 2.96%
     47,930   Alpharma, Inc., Class  A                      1,041,519
     37,405   Apria Healthcare Group, Inc.*                 1,078,760
                                                          -----------
                                                            2,120,279
                                                          -----------
              INDUSTRIAL - 3.16%
    134,520   Intertape Polymer Group, Inc.*                1,026,388
     87,795   Myers Industries, Inc.                        1,238,787
                                                          -----------
                                                            2,265,175
                                                          -----------


   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              INSURANCE - 5.10%
     32,750   Allmerica Financial Corp.*                  $ 1,138,390
     30,000   AmerUs Group Co.*                             1,158,000
    195,325   PMA Capital Corp., Class A                    1,357,509
                                                          -----------
                                                            3,653,899
                                                          -----------
              LEISURE & RECREATIONAL PRODUCTS - 3.58%
     78,450   Jakks Pacific, Inc.*                          1,362,677
     55,675   Leapfrog Enterprises, Inc.*                   1,197,569
                                                          -----------
                                                            2,560,246
                                                          -----------
              MACHINERY - 3.13%
     54,435   Agco Corp.*                                   1,047,874
     37,664   Lufkin Industries, Inc.                       1,193,949
                                                          -----------
                                                            2,241,823
                                                          -----------
              MEDICAL PRODUCTS & SERVICES - 4.37%
     39,820   Conmed Corp.*                                   982,758
     46,695   Steris Corp.*                                 1,034,761
     34,515   Vital Signs, Inc.                             1,108,967
                                                          -----------
                                                            3,126,486
                                                          -----------
              MISCELLANEOUS BUSINESS SERVICES - 3.19%
     52,530   NCO Group, Inc.*                              1,192,431
     35,185   Valassis Communications, Inc.*                1,087,217
                                                          -----------
                                                            2,279,648
                                                          -----------
              PRINTING & PUBLISHING - 3.26%
     37,160   Harland (John H.) Co.                         1,144,900
     34,195   New England Business
              Service, Inc.                                 1,186,908
                                                          -----------
                                                            2,331,808
                                                          -----------
              PROFESSIONAL SERVICES - 1.58%
     68,785   FTI Consulting, Inc.*                         1,131,513
                                                          -----------
              REAL ESTATE INVESTMENT TRUSTS - 8.37%
     53,000   Glenborough Realty Trust, Inc.                  995,870
     27,465   Healthcare Realty Trust, Inc.                   984,620
     26,850   Home Properties of NY, Inc.                   1,002,579
    106,210   HRPT Properties Trust                         1,014,306
    178,575   Prime Group Realty Trust*                       987,520
    109,130   Winston Hotels, Inc.                          1,005,087
                                                          -----------
                                                            5,989,982
                                                          -----------


                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    3

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
SMALL CAP VALUE FUND (CONCLUDED)
   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              RETAIL - 7.93%
     43,105   Jo-Ann Stores, Inc.*                        $ 1,218,578
     67,840   Payless Shoesource, Inc.*                       959,936
     67,775   Ryan's Family Steak
              Houses, Inc.*                                 1,229,439
     67,370   Tommy Hilfiger Corp.*                         1,050,972
    160,165   Winn Dixie Stores, Inc.                       1,220,457
                                                          -----------
                                                            5,679,382
                                                          -----------
              SPECIALTY MACHINERY - 3.00%
    116,055   Salton, Inc.*                                 1,050,298
     28,205   Tecumseh Products Co.,
              Class A                                       1,096,328
                                                          -----------
                                                            2,146,626
                                                          -----------
              TECHNOLOGY - 7.03%
    120,200   Adaptec, Inc.*                                  939,964
     27,065   Barra, Inc.*                                  1,105,605
     44,210   DSP Group, Inc.*                              1,095,524
     40,000   Hutchinson Technology, Inc.*                    983,600
     72,875   Verity, Inc.*                                   903,650
                                                          -----------
                                                            5,028,343
                                                          -----------
              TRANSPORTATION - 3.01%
     36,250   Alexander & Baldwin, Inc.                     1,145,137
     38,840   Arkansas Best Corp.                           1,009,452
                                                          -----------
                                                            2,154,589
                                                          -----------
              UTILITIES - 4.61%
     67,000   Cleco Corp.                                   1,202,650
     46,390   Southwest Gas Corp.                           1,057,692
     22,755   WPS Resources Corp.                           1,042,407
                                                          -----------
                                                            3,302,749
                                                          -----------

              TOTAL COMMON STOCK
              (cost $62,069,692)                           68,889,118
                                                          -----------
   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              SHORT-TERM INVESTMENTS - 3.64%
  1,505,010   SSGA Money Market Fund                      $ 1,505,010
  1,103,183   SSGA U.S. Government
              Money Market Fund                             1,103,183
                                                          -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,608,193)                             2,608,193
                                                          -----------
              TOTAL INVESTMENTS - 99.88%
              (cost $64,677,885)                           71,497,311
                                                          -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee Payable                 (45,134)
              Distribution Fee Payable                        (14,970)
              Administration Fee Payable                      (10,259)
              Directors' Fee Payable                           (2,949)
              Other Assets and Liabilities                    159,807
                                                          -----------
              Cash and Other Assets,
              less Liabilities - 0.12%                         86,495
                                                          -----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 5,466,031 outstanding
              shares of beneficial interest                56,504,895
              Undistributed net investment
              income                                           67,379
              Accumulated net realized gain
              on investments                                8,192,106
              Net unrealized appreciation
              on investments                                6,819,426
                                                          -----------
              NET ASSETS - 100.00%                        $71,583,806
                                                          ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                       $13.10
                                                               ======

             * NON-INCOME PRODUCING SECURITY.
             ADR -- AMERICAN DEPOSITORY RECEIPT
             SSGA -- STATE STREET GLOBAL ADVISERS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


4   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERNATIONAL VALUE FUND

   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              FOREIGN STOCK - 96.08%
              AUSTRALIA - 3.93%
    300,000   Investa Property Group                       $  400,821
     22,200   National Australia Bank Ltd.                    472,488
    180,000   Qantas Airways Ltd.                             435,487
     78,000   Santos Ltd.                                     362,212
    115,000   Telstra Corp. Ltd.                              396,993
     26,200   Westpac Banking Corp. Ltd.                      330,561
                                                           ----------
                                                            2,398,562
                                                           ----------
              AUSTRIA - 0.84%
      2,800   OMV                                             511,866
                                                           ----------
              BELGIUM - 2.79%
      6,600   Almanij                                         390,049
     30,000   Dexia                                           493,406
      1,000   Electrabel                                      328,338
     22,500   Fortis                                          490,349
                                                           ----------
                                                            1,702,142
                                                           ----------
              CANADA - 5.67%
     10,300   Alcan, Inc.                                     412,824
     18,500   BCE, Inc.                                       371,143
     37,000   Biovail Corp.*                                  702,738
     33,000   Domtar, Inc.                                    380,091
     22,200   Husky Energy, Inc.                              407,599
      4,500   Magna International, Inc.,
              Class A                                         355,975
     13,700   Quebecor, Inc., Class A*                        226,333
      7,000   Royal Bank of Canada                            310,234
      9,000   Toronto Dominion Bank                           291,089
                                                           ----------
                                                            3,458,026
                                                           ----------
              DENMARK - 0.52%
     14,000   Danske Bank A/S                                 314,604
                                                           ----------
              FINLAND - 2.74%
     26,000   M-real Oyj, B Shares                            237,496
     26,500   Nokia Oyj*                                      372,943
     14,700   Orion-Yhtymae Oyj, B Shares                     377,984
     46,000   Sampo Oyj, A Shares                             440,589
     18,000   Stora Enso Oyj, R Shares                        242,747
                                                           ----------
                                                            1,671,759
                                                           ----------


   Number
  of Shares                                                   Value
--------------------------------------------------------------------------------

              FRANCE - 7.46%
     13,000   BNP Paribas                                  $  780,746
     13,000   Cie de Saint-Gobain                             656,388
      8,500   Peugeot SA                                      456,688
      7,000   Renault  SA                                     522,356
      7,100   Societe Assurances Generales
              de France                                       433,642
     10,000   Societe BIC SA                                  433,948
      4,200   Societe Generale, Class A                       349,915
      2,337   Total SA                                        432,268
      2,700   Total SA Strip*                                      32
      5,000   Vinci SA                                        486,693
                                                           ----------
                                                            4,552,676
                                                           ----------
              GERMANY - 4.52%
     13,500   Bayer AG                                        367,843
      8,700   Celesio AG                                      485,059
      7,800   Fresenius Medical Care AG                       543,437
      9,000   Schering AG                                     473,087
      5,200   Siemens AG                                      375,568
     13,000   Suedzucker AG                                   250,119
      6,000   Volkswagen AG                                   264,324
                                                           ----------
                                                            2,759,437
                                                           ----------
              GREECE - 0.69%
     29,155   Hellenic Telecommunications
              Organization SA                                 424,288
                                                           ----------
              HONG KONG - 6.83%
    202,000   Asia Satellite
              Telecommunications
              Holdings Ltd.                                   349,624
    150,000   Cheung Kong Infrastructure
              Holdings Ltd.                                   358,663
    160,000   China Mobile Ltd.                               422,575
  1,200,000   China Petroleum and
              Chemical Corp.                                  415,395
    160,000   Citic Pacific Ltd.                              391,805
     86,400   CLP Holdings Ltd.                               459,704
    355,000   Hang Lung Group Ltd.                            493,827
    105,000   Hong Kong Electric Holdings                     461,743
     24,800   HSBC Holdings PLC                               362,471
     69,500   Swire Pacific Ltd., Class A                     454,435
                                                           ----------
                                                            4,170,242
                                                           ----------

                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    5

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              IRELAND - 0.85%
     23,000   Allied Irish Banks PLC                       $  332,509
     13,000   Allied Irish Banks PLC - Dublin                 187,473
                                                           ----------
                                                              519,982
                                                           ----------
              ITALY - 0.86%
    111,600   Parmalat Finanziaria SPA                         14,716
    159,881   Telecom Italia SPA*                             512,683
                                                           ----------
                                                              527,399
                                                           ----------
              JAPAN - 20.47%
     13,000   Aderans Co. Ltd.                                263,876
     25,000   Aisin Seiki Co. Ltd.                            439,717
      8,000   Canon, Inc.                                     419,736
         90   East Japan Railway Co.                          459,970
     78,000   Fuji Heavy Industries Ltd.                      375,316
     10,000   Fuji Photo Film Co. Ltd.                        321,689
     10,000   Honda Motor Co. Ltd.                            401,432
         45   Japan Tobacco, Inc.                             359,657
    110,000   Kubota Corp.                                    477,459
      5,500   Kyocera Corp.                                   455,031
     20,000   Kyushu Electric Power Co., Inc.                 344,343
         85   Mitsubishi Tokyo Financial
              Group, Inc.                                     756,377
     22,000   Nippon Electric Glass Co. Ltd.                  518,327
     21,000   Nippon Meat Packers, Inc.                       250,428
         95   Nippon Telegraph & Telephone
              Corp.                                           499,298
     11,000   Nissin Food Products Co. Ltd.                   274,614
     25,000   Nomura Holdings, Inc.                           405,963
        100   NTT Data Corp.                                  391,464
     50,000   QP Corp.                                        425,898
     19,000   Ricoh Co. Ltd.                                  378,778
     10,000   Sankyo Co. Ltd./Gunma                           373,341
     45,000   Sega Corp.*                                     471,388
     12,000   Sony Corp.                                      464,320
    107,000   Sumitomo Chemical Co. Ltd.                      494,495
     11,000   Takeda Chemical Industries Ltd.                 443,568
      4,500   Takefuji Corp.                                  285,850
     18,400   Tokyo Electric Power Co.                        394,327
     30,000   Toppan Forms Co. Ltd.                           406,688
     15,000   Toyota Motor Corp.                              542,341
     12,000   Yamanouchi Pharmaceutical
              Co. Ltd. 400,163
                                                          -----------
                                                           12,495,854
                                                          -----------

   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              LUXEMBOURG - 0.46%
     16,900   Arcelor                                      $  280,788
                                                           ----------
              MEXICO - 0.72%
    187,000   Carso Global Telecom SA*                        280,408
     26,780   Cemex SA                                        156,635
                                                           ----------
                                                              437,043
                                                           ----------
              NETHERLANDS - 5.85%
     21,400   ABN Amro Holding NV                             465,350
     22,880   Aegon NV                                        299,507
     11,000   CSM                                             269,659
      4,500   DSM NV                                          215,667
     13,000   Heineken Holding NV, Class A                    479,357
      8,700   Hunter Douglas NV                               416,852
     17,850   ING Groep NV                                    382,591
     25,000   OCE NV                                          421,061
     12,700   Royal Dutch Petroleum Co.                       617,643
                                                           ----------
                                                            3,567,687
                                                           ----------
              NORWAY - 0.59%
     57,000   DnB Holding ASA                                 361,440
                                                           ----------
              PORTUGAL - 0.57%
     32,000   Portugal Telecom SGPS SA*                       347,158
                                                           ----------
              SINGAPORE - 1.17%
     40,000   DBS Group Holdings Ltd.                         336,184
     48,150   Fraser & Neave Ltd.                             376,382
                                                           ----------
                                                              712,566
                                                           ----------
              SPAIN - 3.41%
     23,200   Endesa SA                                       425,230
     11,000   Formento de Constucciones
              Y Contratas SA                                  390,709
     18,000   Iberdrola SA                                    354,950
     24,000   Repsol YPF SA                                   505,489
     26,000   Vallehermoso SA                                 406,113
                                                           ----------
                                                            2,082,491
                                                           ----------
              SWEDEN - 2.11%
     18,000   Electrolux, Series B                            355,785
     38,000   Skandinaviska Enskilda
              Banken SEB, Class A                             552,134
     11,000   SKF AB, B Shares                                377,252
                                                           ----------
                                                            1,285,171
                                                           ----------


6   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              SWITZERLAND - 3.23%
      1,500   Nestle SA                                   $   379,454
     12,000   Novartis AG                                     534,938
      1,900   Rieter Holding AG                               444,007
     10,500   STMicroelectronics NV                           231,473
      5,800   Swiss Reinsurance*                              381,567
                                                          -----------
                                                            1,971,439
                                                          -----------
              UNITED KINGDOM - 19.80%
     34,000   Abbey National PLC                              272,830
     25,000   Alliance & Leicester PLC                        370,852
     60,000   Allied Domecq PLC                               478,539
     28,000   Associated British Foods PLC                    310,088
      6,000   AstraZeneca PLC                                 280,580
     50,000   BAA PLC                                         461,071
     51,800   Barclays PLC                                    467,106
    168,000   BP PLC                                        1,452,375
    170,000   Dixons Group PLC                                468,032
     30,874   GlaxoSmithKline PLC                             638,938
     46,000   HBOS PLC                                        595,899
     17,000   HSBC Holdings PLC                               243,588
     36,900   Kelda Group PLC                                 303,626
    158,120   Legal & General Group PLC                       262,176
     73,000   Marks & Spencer Group PLC                       357,618
    110,000   Mitchells & Butlers PLC                         493,524
     38,000   Provident Financial PLC                         485,189
     46,000   Prudential PLC                                  361,374
     85,000   Rank Group PLC                                  479,337
    130,000   Rentokil Initial PLC                            433,407
     16,300   Royal Bank of Scotland
              Group PLC                                       489,372
     60,800   Shell Transport & Trading
              Co. PLC                                         419,419
     60,000   Shire Pharmaceuticals PLC*                      552,222
     47,000   United Utilities PLC                            448,826
    220,000   Vodafone Group PLC                              534,488
     32,000   Whitbread PLC                                   422,767
                                                          -----------
                                                           12,083,243
                                                          -----------

              TOTAL FOREIGN STOCK
              (cost $49,379,090)                           58,635,863
                                                           ----------

   Number
  of Shares                                                  Value
--------------------------------------------------------------------------------

              FOREIGN PREFERRED STOCK - 1.35%
              BRAZIL - 1.35%
  4,000,000   Banco Itau Holding
              Financeira SA                               $   317,340
      4,900   Cia Vale do Rio Doce, Class A                   192,874
     12,600   Petroleo Brasileiro SA                          313,439
                                                          -----------

              TOTAL FOREIGN PREFERRED STOCK
              (cost $642,540)                                 823,653
                                                          -----------
              RIGHTS - 0.01%
              SWEDEN - 0.01%
     18,000   Electrolux AB,
              expires 06/01/04                                  5,773
                                                          -----------

              TOTAL RIGHTS
              (cost $0)                                         5,773
                                                          -----------
              SHORT-TERM INVESTMENTS - 2.01%
    633,269   SSGA Money Market Fund                          633,269
    594,091   SSGA U.S. Government
              Money Market Fund                               594,091
                                                          -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $1,227,360)                             1,227,360
                                                          -----------
              TOTAL INVESTMENTS - 99.45%
              (cost $51,248,990)                           60,692,649
                                                          -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee Payable                 (46,556)
              Distribution Fee Payable                        (12,808)
              Administration Fee Payable                       (9,684)
              Directors' Fee Payable                           (2,949)
              Other Assets and Liabilities                    408,974
                                                          -----------
              Cash and Other Assets,
              less Liabilities - 0.55%                        336,977
                                                          -----------


                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    7

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONCLUDED)


                                                             Value
--------------------------------------------------------------------------------

              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 5,341,814 outstanding
              shares of beneficial interest               $51,861,344
              Undistributed net investment
              income                                          251,493
              Accumulated net realized
              loss on investments                            (523,291)
              Net unrealized appreciation
              on investments                                9,443,659
              Net unrealized depreciation
              on forward foreign currency
              contracts, foreign currency
              and translation of other assets
              and liabilities denominated in
              foreign currencies                               (3,579)
                                                          -----------
              NET ASSETS - 100.00%                        $61,029,626
                                                          ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                       $11.42
                                                               ======

             * NON-INCOME PRODUCING SECURITY.
             LTD. -- LIMITED
             PLC -- PUBLIC LIMITED COMPANY
             SSGA -- STATE STREET GLOBAL ADVISERS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

As of April 30, 2004, the International Value Fund's sector diversification was as follows:

                                    % OF
SECTOR DIVERSIFICATION            NET ASSETS          VALUE
----------------------            ----------          -----

FOREIGN STOCK
Banks                                15.77%       $ 9,626,977
Consumer Staples                     11.69          7,136,309
Health Care                           8.90          5,432,714
Petroleum Exploration                 8.40          5,124,298
Telephones & Telecommunications       6.82          4,161,977
Electrical Services                   6.13          3,741,993
Automotive                            5.50          3,358,149
Building & Construction               4.02          2,455,201
Diversifed Operations                 3.50          2,134,552
Insurance                             3.48          2,120,857
Financial                             3.29          2,007,640
Office Furniture & Fixtures           2.71          1,653,523
Transportation Services               2.22          1,356,528
Machinery                             2.09          1,277,251
Basic - Chemical                      1.77          1,078,005
Metals                                1.76          1,070,864
Multi Family Real Estate              1.47            894,648
Basic - Paper                         1.41            860,334
Technology                            1.40            855,784
Water Utilities                       1.23            752,452
Printing & Publishing                 1.04            633,021
Aerospace & Defense                   0.57            349,624
Photographic Equipment & Supplies     0.53            321,689
Semi-Conductor                        0.38            231,473
                                    ------        -----------
TOTAL FOREIGN STOCK                  96.08         58,635,863
FOREIGN PREFERRED STOCK               1.35            823,653
RIGHTS                                0.01              5,773
SHORT-TERM INVESTMENTS                2.01          1,227,360
                                    ------        -----------
TOTAL INVESTMENTS                    99.45         60,692,649
CASH AND OTHER ASSETS,
LESS LIABILITIES                      0.55            336,977
                                    ------        -----------
NET ASSETS                          100.00%       $61,029,626
                                    ======        ===========

8   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND

Principal
    Amount                                                   Value
--------------------------------------------------------------------------------

              CORPORATE BONDS - 50.86%
              BANKS - 17.55%
 $1,000,000   BankBoston NA Sub Notes
              (Bank of America),
              6.500%, 12/19/07                            $ 1,092,069
  1,000,000   Citigroup, Inc. Global Notes,
              5.750%, 05/10/06                              1,060,108
  1,000,000   Fleet National Bank Sub Notes
              (Bank of America),
              5.750%, 01/15/09                              1,070,000
  1,500,000   Household Finance Corp.
              Global Notes (HSBC Holdings),
              5.750%, 01/30/07                              1,597,475
  1,000,000   International Bank Reconstruction
              & Development Global Notes
              (World Bank),
              4.000%, 01/10/05                              1,017,882
  1,000,000   Key Bank NA Sub Notes
              (KeyCorp),
              7.300%, 05/01/11                              1,136,137
  1,000,000   Key Bank Oregon Sub Notes
              (KeyCorp),
              7.375%, 09/15/08                              1,126,185
  1,000,000   Nationsbank Corp. Sub Notes
              (Bank of America),
              7.500%, 09/15/06                              1,100,000
  1,000,000   Southtrust Bank NA Sub Notes,
              Putable @ 100 on 01/09/08,
              6.125%, 01/09/28                              1,086,024
  1,000,000   US Bank NA Notes,
              2.850%, 11/15/06                              1,005,713
  1,000,000   Wells Fargo & Co. Global Notes,
              3.500%, 04/04/08                                992,332
                                                          -----------
                                                           12,283,925
                                                          -----------
              FINANCIAL - 12.43%
  1,000,000   Allstate Corp.,
              5.375%, 12/01/06                              1,060,918
  1,000,000   Bear Stearns Co. Global Notes,
              7.800%, 08/15/07                              1,127,500
    500,000   Donaldson, Lufkin & Jenrette Sr
              Notes (Credit Suisse Group),
              6.500%, 04/01/08                                546,875
  1,000,000   General Electric Capital Corp.,
              5.000%, 06/15/07                              1,048,578

Principal
    Amount                                                    Value
--------------------------------------------------------------------------------
              FINANCIAL - (CONTINUED)
 $  500,000   Goldman Sachs Group, Inc.
              Global Bonds,
              6.875%, 01/15/11                            $   556,346
  1,000,000   International Lease Finance
              Corp. (American International
              Group), MTN, Series M,
              5.800%, 08/15/07                              1,069,988
  1,000,000   JP Morgan Chase & Co.
              Global Sr Notes,
              5.350%, 03/01/07                              1,057,523
  1,000,000   Lehman Brothers Holdings
              Global Notes,
              8.250%, 06/15/07                              1,140,573
    500,000   Merrill Lynch & Co.
              Global Notes,
              6.000%, 02/17/09                                538,750
    500,000   Salomon Smith Barney
              Global Notes (Citigroup),
              6.500%, 02/15/08                                548,750
                                                          -----------
                                                            8,695,801
                                                          -----------
              GAS/NATURAL GAS - 1.79%
    225,000   Dominion Resources, Inc.
              (Consolidated Natural Gas),
              Putable @ 100 on 10/15/06,
              6.875%, 10/15/26                                243,281
  1,000,000   National Fuel Gas Co., MTN,
              6.820%, 08/01/04                              1,012,500
                                                          -----------
                                                            1,255,781
                                                          -----------
              INDUSTRIAL - 8.29%
    500,000   DaimlerChrysler Holdings NA
              Global Notes,
              7.200%, 09/01/09                                550,000
  2,000,000   Ford Motor Credit Co.
              Global Notes,
              6.875%, 02/01/06                              2,116,952
  1,000,000   General Motors
              Acceptance Corp. Global Notes,
              6.750%, 01/15/06                              1,058,905
  1,000,000   General Motors Corp.
              Global Notes,
              7.200%, 01/15/11                              1,063,750
  1,000,000   PPG Industries, Inc. Notes,
              6.750%, 08/15/04                              1,014,971
                                                          -----------
                                                            5,804,578
                                                          -----------

                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    9

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

Principal
    Amount                                                   Value
--------------------------------------------------------------------------------

              MISCELLANEOUS BUSINESS SERVICES - 1.54%
 $1,000,000   Cendant Corp. Sr Notes,
              6.250%, 01/15/08                            $ 1,080,054
                                                          -----------
              TECHNOLOGY - 5.27%
  1,000,000   Computer Associates,
              Inc. Sr Notes,
              6.500%, 04/15/08                              1,052,500
  1,500,000   Computer Associates,
              Inc. Sr Notes,
              6.375%, 04/15/05                              1,555,280
  1,000,000   Computer Sciences
              Corp. Notes,
              6.750%, 06/15/06                              1,078,627
                                                          -----------
                                                            3,686,407
                                                          -----------
              TELEPHONES & TELECOMMUNICATIONS - 3.99%
    496,000   AT&T Broadband Corp.
              Global Notes (Comcast),
              9.455%, 11/15/22                                644,712
    905,000   AT&T Broadband Corp.
              Global Notes (Comcast),
              8.375%, 03/15/13                              1,079,781
  1,000,000   Verizon Global Funding
              Corp. Notes,
              6.750%, 12/01/05                              1,067,021
                                                          -----------
                                                            2,791,514
                                                          -----------

              TOTAL CORPORATE BONDS
              (cost $34,234,643)                           35,598,060
                                                          -----------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - 37.06%
                     750,000 Federal Farm Credit Bank, MTN,
              6.125%, 01/22/13                                784,541
  2,000,000   Federal Farm Credit Bank, MTN,
              5.240%, 10/01/08                              2,117,220
  1,000,000   Federal Home Loan Bank,
              6.500%, 08/14/09                              1,115,934
    750,000   Federal Home Loan Bank,
              6.500%, 11/13/09                                836,910
  1,000,000   Federal Home Loan Bank,
              5.890%, 06/30/08                              1,087,170
  1,000,000   Federal Home Loan Bank,
              5.250%, 11/14/08                              1,059,256

 Principal
    Amount                                                   Value
--------------------------------------------------------------------------------

              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - (CONTINUED)
 $3,000,000   Federal Home Loan Bank,
              4.875%, 11/15/06                            $ 3,147,336
    507,000   Federal Home Loan Mortgage
              Association, CMO,
              Sequential Class 2466 VB,
              6.500%, 07/15/13                                533,065
  2,000,000   Federal Home Loan Mortgage
              Corporation, Global Notes,
              5.125%, 10/15/08                              2,107,620
  3,000,000   Federal Home Loan Mortgage
              Corporation, Global Notes,
              2.850%, 02/23/07                              2,964,684
  1,000,000   Federal Home Loan Mortgage
              Corporation, Sub Global Notes,
              6.375%, 08/01/11                              1,051,390
  1,000,000   Federal Home Loan Mortgage
              Corporation, Sub Global Notes,
              6.250%, 03/05/12                              1,056,654
    500,000   Federal National Mortgage
              Association,
              7.400%, 05/04/07                                500,091
  1,000,000   Federal National Mortgage
              Association, Global Notes,
              6.400%, 05/14/09                              1,001,250
  3,000,000   Federal National Mortgage
              Association, Global Notes,
              6.000%, 01/18/12                              3,074,235
  2,000,000   Federal National Mortgage
              Association, Global Notes,
              2.875%, 05/19/08                              1,930,864
  1,000,000   Federal National Mortgage
              Association, MTN,
              7.000%, 09/30/09                              1,021,886
    500,000   Private Export Funding Corp.
              (U.S. Government Guaranteed),
              6.490%, 07/15/07                                545,625
                                                          -----------

              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
              (cost $25,463,686)                           25,935,731
                                                          -----------

10   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2004 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

Principal
Amount/Shares                                                Value
--------------------------------------------------------------------------------

              U.S. TREASURY OBLIGATIONS - 9.60%
 $1,500,000   United States Treasury Bill+,
              0.922%, 05/20/04                            $ 1,499,436
  2,000,000   United States Treasury Bond,
              7.500%, 11/15/16                              2,486,480
  1,500,000   United States Treasury Bond,
              6.250%, 05/15/30                              1,685,684
  1,000,000   United States Treasury Note,
              7.500%, 02/15/05                              1,046,950
                                                          -----------

              TOTAL U.S. TREASURY OBLIGATIONS
              (cost $6,939,983)                             6,718,550
                                                          -----------
              SHORT-TERM INVESTMENTS - 1.16%
    509,802   SSGA Money Market Fund                          509,802
    300,177   SSGA U.S. Government
              Money Market Fund                               300,177
                                                          -----------

              TOTAL SHORT-TERM INVESTMENTS
              (cost $809,979)                                 809,979
                                                          -----------
              TOTAL INVESTMENTS - 98.68%
              (cost $67,448,291)                           69,062,320
                                                          -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee Payable                 (21,497)
              Administration Fee Payable                      (10,141)
              Distribution Fee Payable                         (7,235)
              Directors' Fee Payable                           (2,949)
              Other Assets and Liabilities                    964,076
                                                          -----------
              Cash and Other Assets,
              less Liabilities - 1.32%                        922,254
                                                          -----------


                                                             Value
--------------------------------------------------------------------------------

              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 6,961,100 outstanding
              shares of beneficial interest               $69,209,759
              Undistributed net investment
              income                                            2,271
              Accumulated net realized loss
              on investments                                 (841,485)
              Net unrealized appreciation
              on investments                                1,614,029
                                                           ----------
              NET ASSETS - 100.00%                        $69,984,574
                                                          ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE                       $10.05
                                                               ======

             + RATE SHOWN WAS THE EFFECTIVE YIELD AT TIME OF PURCHASE. CMO -- COLLATERALIZED MORTGAGE OBLIGATION
             MTN -- MEDIUM TERM NOTE
             NA --  NATIONAL ASSOCIATION
             SUB -- SUBORDINATED
             SR -- SENIOR
             SSGA -- STATE STREET GLOBAL ADVISERS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                    JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    11

                       THIS PAGE INTENTIONALLY LEFT BLANK.

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)


                                                    LARGE CAP         SMALL CAP      INTERNATIONAL     INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND     FIXED INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of withholding taxes of
   $798, $0, $99,880, and $0 respectively)         $  942,733       $   614,289       $  814,408         $       --
Interest                                               66,912            61,054           24,985         $1,537,759
                                                   ----------       -----------       ----------         ----------
   TOTAL INVESTMENT INCOME                          1,009,645           675,343          839,393          1,537,759
                                                   ----------       -----------       ----------         ----------

EXPENSES:
Investment advisory fees                              293,295           280,906          271,902            161,662
Distribution fees                                      97,765            93,635           75,528             44,906
Administration and fund accounting fees                63,800            62,663           57,799             61,632
Transfer agent fees and expenses                       14,047            18,554           11,996             13,219
Federal and state registration fees                     8,020             8,339            8,233              8,160
Audit fees                                              6,905             6,905            6,905              6,905
Printing fees                                           6,752             6,746            6,756              7,006
Legal fees                                              6,328             6,328            6,329              6,328
Custody fees                                            6,217             7,749           31,134              6,972
Insurance fees                                          4,391             4,390            4,390              4,390
Directors' fees and expenses                            4,625             4,625            4,625              4,625
Pricing fees                                              473               490            5,445              6,020
Miscellaneous                                           1,388             1,407            1,314              1,349
                                                   ----------       -----------       ----------         ----------
   TOTAL EXPENSES                                     514,006           502,737          492,356            333,174
                                                   ----------       -----------       ----------         ----------
Less:
   Waiver of Advisory Fees                                 --                --               --            (27,821)
                                                   ----------       -----------       ----------         ----------
   TOTAL NET EXPENSES                                 514,006           502,737          492,356            305,353
                                                   ----------       -----------       ----------         ----------
NET INVESTMENT INCOME                                 495,639           172,606          347,037          1,232,406
                                                   ----------       -----------       ----------         ----------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments             4,817,952         8,584,355        2,329,917             (8,870)
Net realized loss on foreign currency transactions         --                --          (10,900)                --
Net change in unrealized appreciation (depreciation)
   on investments                                     892,331        (3,214,969)       3,166,021           (659,377)
Net change in unrealized depreciation on
   translation of assets and liabilities in
   foreign currency                                        --                --           (6,830)                --
                                                   ----------       -----------       ----------         ----------
Net gain (loss) on investments and foreign
   currency transactions                            5,710,283         5,369,386        5,478,208           (668,247)
                                                   ----------       -----------       ----------         ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $6,205,922       $ 5,541,992       $5,825,245         $  564,159
                                                   ==========       ===========       ==========         ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                    JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT    13

STATEMENTS OF CHANGES IN NET ASSETS


                                                     LARGE CAP                              SMALL CAP
                                                     VALUE FUND                             VALUE FUND
                                        -----------------------------------   ------------------------------------
                                           SIX MONTHS          FISCAL YEAR       SIX MONTHS           FISCAL YEAR
                                              ENDED               ENDED             ENDED                ENDED
                                         APRIL 30, 2004        OCTOBER 31,     APRIL 30, 2004         OCTOBER 31,
                                           (UNAUDITED)             2003          (UNAUDITED)              2003
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                      $   495,639         $   876,393      $    172,606          $    192,658
Net realized gain (loss) on investments      4,817,952          (2,644,485)        8,584,355             2,183,817
Net realized loss on foreign currency
   transactions                                     --                  --                --                    --
Net change in unrealized appreciation
   (depreciation) on investments               892,331          15,748,051        (3,214,969)           18,293,098
Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currency                                         --                  --                --                    --
                                           -----------         -----------      ------------          ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 6,205,922          13,979,959         5,541,992            20,669,573
                                           -----------         -----------      ------------          ------------
DISTRIBUTIONS PAID FROM:
Net investment income                         (541,770)           (836,404)         (233,392)             (384,895)
Net realized gains                                  --                  --        (2,241,173)                   --
                                           -----------         -----------      ------------          ------------
TOTAL DISTRIBUTIONS                           (541,770)           (836,404)       (2,474,565)             (384,895)
                                           -----------         -----------      ------------          ------------
CAPITAL STOCK TRANSACTIONS1:
Shares sold                                 13,044,327          18,315,039        10,537,661            15,149,702
Proceeds from reinvestment of
   distributions                               344,154             537,795         2,171,829               256,431
Redemption fees2                                    --                   2                --                 1,962
Shares redeemed                             (8,830,162)         (8,356,530)      (17,228,323)          (22,834,155)
                                           -----------         -----------      ------------          ------------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                              4,558,319          10,496,306        (4,518,833)           (7,426,060)
                                           -----------         -----------      ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     10,222,471          23,639,861        (1,451,406)           12,858,618
                                           -----------         -----------      ------------          ------------
NET ASSETS:
Beginning of period                         71,662,089          48,022,228        73,035,212            60,176,594
                                           -----------         -----------      ------------          ------------
End of period                              $81,884,560         $71,662,089      $ 71,583,806          $ 73,035,212
                                           ===========         ===========      ============          ============

UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT END OF PERIOD $    94,757         $   140,888      $     67,379          $    128,165
                                           ===========         ===========      ============          ============


1 SEE NOTE 3 OF NOTES TO THE FINANCIAL STATEMENTS.
2 SEE NOTE 6 OF NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



14   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                    INTERNATIONAL                         INTERMEDIATE
                                                     VALUE FUND                         FIXED INCOME FUND
                                        -----------------------------------   -------------------------------------
                                           SIX MONTHS          FISCAL YEAR       SIX MONTHS           FISCAL YEAR
                                              ENDED               ENDED             ENDED                ENDED
                                         APRIL 30, 2004        OCTOBER 31,     APRIL 30, 2004         OCTOBER 31,
                                           (UNAUDITED)             2003          (UNAUDITED)              2003
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                      $   347,037         $   628,331       $ 1,232,406           $ 2,916,852
Net realized gain (loss) on investments      2,329,917            (677,428)           (8,870)               88,454
Net realized loss on foreign currency
   transactions                                (10,900)            (23,138)               --                    --
Net change in unrealized appreciation
   (depreciation) on investments             3,166,021          12,334,666          (659,377)            1,223,539
Net change in unrealized appreciation
   (depreciation) on translation of
   assets and liabilities in foreign
   currency                                     (6,830)                397                --                    --
                                           -----------         -----------       -----------           -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 5,825,245          12,262,828           564,159             4,228,845
                                           -----------         -----------       -----------           -----------
DISTRIBUTIONS PAID FROM:
Net investment income                         (676,349)           (296,105)       (1,231,316)           (2,951,366)
Net realized gains                                  --                  --                --                    --
                                           -----------         -----------       -----------           -----------
TOTAL DISTRIBUTIONS                           (676,349)           (296,105)       (1,231,316)           (2,951,366)
                                           -----------         -----------       -----------           -----------
CAPITAL STOCK TRANSACTIONS1:
Shares sold                                 10,148,357          13,369,931         7,860,106            17,433,629
Proceeds from reinvestment of
   distributions                               367,308             170,746           552,051             1,460,914
Redemption fees2                                    --               1,011                --                    --
Shares redeemed                             (8,665,687)         (8,637,291)       (8,423,539)          (23,577,154)
                                           -----------         -----------       -----------           -----------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                              1,849,978           4,904,397           (11,382)           (4,682,611)
                                           -----------         -----------       -----------           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS      6,998,874          16,871,120          (678,539)           (3,405,132)
                                           -----------         -----------       -----------           -----------
NET ASSETS:
Beginning of period                         54,030,752          37,159,632        70,663,113            74,068,245
                                           -----------         -----------       -----------           -----------
End of period                              $61,029,626         $54,030,752       $69,984,574           $70,663,113
                                           ===========         ===========       ===========           ===========
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT END OF PERIOD $   251,493         $   591,705       $     2,271           $     1,181
                                           ===========         ===========       ===========           ===========


1 SEE NOTE 3 OF NOTES TO THE FINANCIAL STATEMENTS.
2 SEE NOTE 6 OF NOTES TO THE FINANCIAL STATEMENTS.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   15

FINANCIAL HIGHLIGHTS


                                                                                LARGE CAP
                                                                               VALUE FUND
                                               -------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED     FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                               APRIL 30, 2004    ENDED         ENDED         ENDED         ENDED          ENDED
                                                 (UNAUDITED) OCT. 31, 2003 OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 19991
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $  8.63      $  7.01       $  8.34       $  9.23       $ 10.06       $  9.59
                                                   -------      -------       -------       -------       -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.05         0.11          0.10          0.07          0.08          0.07
Net realized and unrealized gain (loss)
   on investments                                     0.69         1.62         (1.20)        (0.19)         0.12          0.54
                                                   -------      -------       -------       -------       -------       -------
     TOTAL FROM INVESTMENT OPERATIONS                 0.74         1.73         (1.10)        (0.12)         0.20          0.61
                                                   -------      -------       -------       -------       -------       -------

LESS DISTRIBUTIONS PAID:
From net investment income                           (0.06)       (0.11)        (0.09)        (0.08)        (0.08)        (0.07)
From capital gains                                      --           --         (0.14)        (0.69)        (0.95)        (0.07)
                                                   -------      -------       -------       -------       -------       -------
     TOTAL DISTRIBUTIONS                             (0.06)       (0.11)        (0.23)        (0.77)        (1.03)        (0.14)
                                                   -------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $  9.31      $  8.63       $  7.01       $  8.34       $  9.23       $ 10.06
                                                   =======      =======       =======       =======       =======       =======

TOTAL RETURN 2                                        8.62%       24.93%       (13.64)%       (1.58)%        2.34%         6.33%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                   $81,885      $71,662       $48,022       $48,229       $41,580       $46,422
Ratio of expenses to average net assets,
   net of waivers 3                                   1.32%        1.34%         1.40%         1.39%         1.41%         1.39%
Ratio of net investment income to
   average net assets, net of waivers 3               1.27%        1.49%         1.26%         0.83%         0.85%         0.66%
Ratio of expenses to average net assets,
   before waivers 3                                   1.32%        1.34%         1.40%         1.39%         1.41%         1.39%
Ratio of net investment income to
   average net assets, before waivers 3               1.27%        1.49%         1.26%         0.83%         0.85%         0.66%
Portfolio turnover rate 2                               21%          51%           44%           76%           60%           76%


1 COMMENCED OPERATIONS ON MARCH 31, 1998
2 NOT ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3 ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



16   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                                    SMALL CAP
                                                                                   VALUE FUND
                                               -------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED     FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                               APRIL 30, 2004    ENDED         ENDED         ENDED         ENDED          ENDED
                                                 (UNAUDITED) OCT. 31, 2003 OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 19991
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $ 12.61      $  9.13       $ 11.45       $  9.26       $  8.35       $  8.22
                                                   -------      -------       -------       -------       -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.03         0.05          0.05          0.11          0.05          0.03
Net realized and unrealized gain (loss)
   on investments                                     0.89         3.49         (0.97)         2.22          0.89          0.11
                                                   -------      -------       -------       -------       -------       -------
     TOTAL FROM INVESTMENT OPERATIONS                 0.92         3.54         (0.92)         2.33          0.94          0.14
                                                   -------      -------       -------       -------       -------       -------

LESS DISTRIBUTIONS PAID:
From net investment income                           (0.04)       (0.06)        (0.09)        (0.06)        (0.03)        (0.01)
From capital gains                                   (0.39)          --         (1.31)        (0.08)           --            --
                                                   -------      -------       -------       -------       -------       -------
     TOTAL DISTRIBUTIONS                             (0.43)       (0.06)        (1.40)        (0.14)        (0.03)        (0.01)
                                                   -------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 13.10      $ 12.61       $  9.13       $ 11.45       $  9.26       $  8.35
                                                   =======      =======       =======       =======       =======       =======

TOTAL RETURN 2                                        7.44%       38.99%       (10.09)%       25.35%        11.24%         1.67%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                   $71,584      $73,035       $60,177       $53,877       $34,315       $30,062
Ratio of expenses to average net assets,
   net of waivers 3                                   1.34%        1.34%         1.33%         1.41%         1.45%         1.47%
Ratio of net investment income to
   average net assets, net of waivers 3               0.13%        0.51%         0.64%         1.09%         0.50%         0.30%
Ratio of expenses to average net assets,
   before waivers 3                                   1.34%        1.34%         1.33%         1.41%         1.45%         1.47%
Ratio of net investment income to
   average net assets, before waivers 3               0.13%        0.51%         0.64%         1.09%         0.50%         0.30%
Portfolio turnover rate 2                               34%          73%           78%          107%           75%           83%



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   17

FINANCIAL HIGHLIGHTS


                                                                                    INTERNATIONAL
                                                                                     VALUE FUND
                                               -------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED     FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                               APRIL 30, 2004    ENDED         ENDED         ENDED         ENDED          ENDED
                                                 (UNAUDITED) OCT. 31, 2003 OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 19991
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.44      $  8.09       $  8.56       $ 11.10       $ 10.47       $  8.97
                                                   -------      -------       -------       -------       -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.06         0.13          0.08          0.14          0.08          0.09
Net realized and unrealized gain (loss)
on investments                                        1.05         2.29         (0.51)        (2.06)         0.67          1.50
                                                   -------      -------       -------       -------       -------       -------
     TOTAL FROM INVESTMENT OPERATIONS                 1.11         2.42         (0.43)        (1.92)         0.75          1.59
                                                   -------      -------       -------       -------       -------       -------

LESS DISTRIBUTIONS PAID:
From net investment income                           (0.13)       (0.07)        (0.04)        (0.07)        (0.09)        (0.09)
From capital gains                                      --           --            --         (0.55)        (0.03)           --
                                                   -------      -------       -------       -------       -------       -------
     TOTAL DISTRIBUTIONS                             (0.13)       (0.07)        (0.04)        (0.62)        (0.12)        (0.09)
                                                   -------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 11.42      $ 10.44       $  8.09       $  8.56       $ 11.10       $ 10.47
                                                   =======      =======       =======       =======       =======       =======

TOTAL RETURN 2                                       10.64%       30.08%        (5.05)%      (18.33)%        7.15%        17.85%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                   $61,030      $54,031       $37,160       $31,465       $28,747       $25,918
Ratio of expenses to average net assets,
   net of waivers 3                                   1.63%        1.70%         1.81%         1.85%         1.85%         1.85%
Ratio of net investment income to
   average net assets, net of waivers 3               1.15%        1.43%         0.92%         0.73%         0.71%         1.08%
Ratio of expenses to average net assets,
   before waivers 3                                   1.63%        1.70%         1.81%         1.85%         1.85%         1.86%
Ratio of net investment income to
   average net assets, before waivers 3               1.15%        1.43%         0.92%         0.73%         0.71%         1.07%
Portfolio turnover rate 2                               11%          17%           35%           29%           40%           13%


1 COMMENCED OPERATIONS ON MARCH 31, 1998
2 NOT ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3 ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



18   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                                 INTERMEDIATE
                                                                               FIXED INCOME FUND
                                               -------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED     FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    FISCAL YEAR
                                               APRIL 30, 2004    ENDED         ENDED         ENDED         ENDED          ENDED
                                                 (UNAUDITED) OCT. 31, 2003 OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 19991
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD               $ 10.15      $  9.98       $ 10.18       $  9.44       $  9.50       $ 10.27
                                                   -------      -------       -------       -------       -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                 0.17         0.41          0.47          0.55          0.56          0.54
Net realized and unrealized gain (loss)
on investments                                       (0.10)        0.17         (0.20)         0.74         (0.06)        (0.77)
                                                   -------      -------       -------       -------       -------       -------
     TOTAL FROM INVESTMENT OPERATIONS                 0.07         0.58          0.27          1.29          0.50         (0.23)
                                                   -------      -------       -------       -------       -------       -------

LESS DISTRIBUTIONS PAID:
From net investment income                           (0.17)       (0.41)        (0.47)        (0.55)        (0.56)        (0.53)
From capital gains                                      --           --            --            --            --         (0.01)
                                                   -------      -------       -------       -------       -------       -------
     TOTAL DISTRIBUTIONS                             (0.17)       (0.41)        (0.47)        (0.55)        (0.56)        (0.54)
                                                   -------      -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                     $ 10.05      $ 10.15       $  9.98       $ 10.18       $  9.44        $ 9.50
                                                   =======      =======       =======       =======       =======       =======

TOTAL RETURN 2                                        0.72%        5.86%         2.76%        14.08%         5.60%        (2.26)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                   $69,985      $70,663       $74,068       $75,684       $58,345       $61,624
Ratio of expenses to average net assets,
   net of waivers 3                                   0.85%        0.85%         0.85%         0.85%         0.85%         0.85%
Ratio of net investment income to
   average net assets, net of waivers 3               3.43%        3.95%         4.71%         5.64%         6.01%         5.44%
Ratio of expenses to average net assets,
   before waivers 3                                   0.93%        0.87%         0.87%         0.99%         1.08%         1.07%
Ratio of net investment income to
   average net assets, before waivers 3               3.35%        3.93%         4.69%         5.50%         5.78%         5.22%
Portfolio turnover rate 2                               13%          32%           93%          140%           65%           91%



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   19

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2004 (UNAUDITED)


1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2004, the only series presently authorized are the JohnsonFamily Large Cap Value Fund, the JohnsonFamily Small Cap Value Fund, the JohnsonFamily International Value Fund and the JohnsonFamily Intermediate Fixed Income Fund, individually referred to as a "Fund" and collectively as the "Funds."


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Equity securities listed on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. If events occur after the close of the securities exchange in which foreign securities are traded, and before the close of business of the International Value Fund, that are expected to materially affect the value of those securities, then they are valued at their fair market value taking these events into account. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days may be valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available (of which there were none as of April 30,
2004) are valued at their fair value as determined in good faith by JohnsonFamily Funds Fair Value Committee pursuant to guidelines established by the Board of Directors (the "Board").

C. FOREIGN CURRENCY TRANSLATIONS
The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.



20   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2004 (UNAUDITED)


D. FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2004, the International Value Fund has no such contracts outstanding.

E. DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, will be declared and paid quarterly for the Large Cap Value Fund, annually for both the Small Cap Value and International Value Funds, and monthly for the Intermediate Fixed Income Fund. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

F. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

G. EXPENSES
The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. Expenses not attributed directly to a Fund are allocated equally among the Funds or are allocated pro rata across the Funds based on average net assets.



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2004 (UNAUDITED)


3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                               FOR THE SIX MONTHS ENDED APRIL 30, 2004
                                                    LARGE CAP         SMALL CAP    INTERNATIONAL     INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,396,076           807,247          897,347           768,494
Shares issued to holders in reinvestment
     of dividends                                      37,098           174,720           32,854            54,038
Shares redeemed                                      (943,691)       (1,308,433)        (761,576)         (824,364)
                                                  -----------       -----------       ----------        ----------
NET INCREASE (DECREASE)                               489,483          (326,466)         168,625            (1,832)
                                                  ===========       ===========       ==========        ==========


                                                             FOR THE FISCAL YEAR ENDED OCTOBER 31, 2003
                                                    LARGE CAP         SMALL CAP    INTERNATIONAL     INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
Shares sold                                         2,475,919         1,465,100        1,551,258         1,715,420
Shares issued to holders in reinvestment
     of dividends                                      72,309            27,425           20,621           143,229
Shares redeemed                                    (1,094,200)       (2,291,782)        (991,893)       (2,316,406)
                                                  -----------       -----------       ----------        ----------
NET INCREASE (DECREASE)                             1,454,028          (799,257)         579,986          (457,757)
                                                  ===========       ===========       ==========        ==========


4. PURCHASES, SALES AND MATURITIES OF SECURITIES

Purchases, sales and maturities of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2004, were as follows:

                                                    LARGE CAP         SMALL CAP    INTERNATIONAL     INTERMEDIATE
                                                   VALUE FUND        VALUE FUND       VALUE FUND FIXED INCOME FUND
------------------------------------------------------------------------------------------------------------------
Purchases                                         $18,635,367       $25,679,361       $8,411,348        $5,922,980
Sales and Maturities                               15,956,681        32,150,712        6,130,645         5,588,630


Purchases,   sales  and  maturities  of  U.S.  government   securities  for  the
Intermediate Fixed Income Fund for the six months ended April 30, 2004, were $2,301,371 and $4,140,807, respectively.


5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States.



22   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2004 (UNAUDITED)


The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                                               ORDINARY                  LONG-TERM
                                                INCOME                 CAPITAL GAIN                   TOTAL
-------------------------------------------------------------------------------------------------------------
Large Cap Value Fund
                               2003          $  836,404                 $       --                $  836,404
                               2002             589,131                    794,320                 1,383,451
Small Cap Value Fund
                               2003             384,895                         --                   384,895
                               2002           5,434,931                  1,723,068                 7,157,999
International Value Fund
                               2003             296,105                         --                   296,105
                               2002             153,614                         --                   153,614
Intermediate Fixed Income Fund
                               2003           2,951,366                         --                 2,951,366
                               2002           3,539,245                         --                 3,539,245

As of October 31, 2003, the components of Distributable Earnings for tax purposes were as follows:

                                         UNDISTRIBUTED     CAPITAL                       OTHER
                                           ORDINARY         LOSS        UNREALIZED     TEMPORARY TOTAL DISTRIBUTABLE
                                            INCOME      CARRYFORWARD   APPRECIATION   DIFFERENCES     EARNINGS
--------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     $  140,888   $  (2,914,305)    $4,241,516    $      --      $ 1,468,099
Small Cap Value Fund                      2,396,780              --      9,614,704           --       12,011,484
International Value Fund                    676,259      (2,853,208)     6,196,335           --        4,019,386
Intermediate Fixed
     Income Fund                            226,385        (832,615)     2,273,406     (225,204)       1,441,972

As of October 31, 2003, for Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                                                                     TOTAL CAPITAL
                                              EXPIRES       EXPIRES       EXPIRES        EXPIRES   LOSS CARRYFORWARD
                                               2011          2010          2009           2008         10/31/03
---------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                        $2,688,737   $  225,568       $     --      $     --      $2,914,305
International Value Fund                       677,428    1,812,495        363,285            --       2,853,208
Intermediate Fixed Income Fund                      --           --             --       832,615         832,615

For the fiscal year ended October 31, 2003, the Small Cap Value Fund and the Intermediate Fixed Income Fund utilized capital loss carryforwards of $150,079 and $58,469, respectively, to offset realized capital gains.



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   23

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)  APRIL 30, 2004 (UNAUDITED)


For Federal income tax purposes, the cost of securities owned at April 30, 2004, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2004, were as follows:

                                                                                                       NET
                                                FEDERAL         APPRECIATED      DEPRECIATED       UNREALIZED
                                               TAX COST         SECURITIES       SECURITIES       APPRECIATION
---------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                         $76,615,058       $10,088,243     $(4,954,396)       $5,133,847
Small Cap Value Fund                          64,677,885         9,678,966      (2,859,540)        6,819,426
International Value Fund                      51,248,990        11,196,184      (1,752,525)        9,443,659
Intermediate Fixed Income Fund                67,448,291         2,099,898        (485,869)        1,614,029


6. REDEMPTION FEES

On July 26, 2001, the Board approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and October 10, 2001 for the Large Cap Value, Small Cap Value, and Intermediate Fixed Income Funds, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee will be credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2004, there were no redemption fees retained by the Funds.


7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Johnson Asset Management, Inc. ("JAM") is the investment advisor for the Funds. JAMmanages the Funds' investments and its business operations under the overall supervision of the Board. As compensation for JAM's services, the Funds will pay JAM a monthly fee based on each Fund's average daily net assets at the annual rate of 0.75% for the Large Cap Value Fund and the Small Cap Value Fund, 0.90% for the International Value Fund, and 0.45% for the Intermediate Fixed Income Fund.

RNC Capital Management LLC (d/b/a RNC Genter Capital Management) ("RNC") serves as investment sub-advisor for the Intermediate Fixed Income Fund (the "Fund"). For its services to the Fund, RNC is entitled to receive an annual rate of 0.20% of the average daily net assets of the Fund paid to RNC by JAM.

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 2.50% of the average daily net assets of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, or 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, JAM will reimburse the Funds for the amount of such excess. Additionally, for the six months ended April 30, 2004, JAM has voluntarily agreed to reimburse the Intermediate Fixed Income Fund to the extent aggregate annual operating expenses exceed 0.85% of the average daily net assets.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of the Fund, and for transactional and out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.



24   JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS  (CONCLUDED)  APRIL 30, 2004 (UNAUDITED)


8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the administrator to the Funds. The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 per Fund or 0.18% of the first $250 million of the Funds' aggregate net assets; 0.12% of the next $250 million of the Funds' aggregate net assets; and 0.10% of the Funds' aggregate net assets over $500 million.

SEI Investments Distribution Co. (the "Distributor") serves as the distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.25% of each Funds' average daily net assets for the Large Cap Value, Small Cap Value, and International Value Funds and of up to 0.125% (0.25% prior to December 2001) of the Fund's average daily net assets for the Intermediate Fixed Income Fund.

Forum Financial Services LLC serves as the transfer agent and dividend disbursing agent to the Funds.


9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. For the six months ended April 30, 2004, the Funds had no borrowings under the agreement.


10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Company for serving as officers of the Company.


11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments, or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.



                                     JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT   25

NOTES

NOTES

NOTES

This report has been prepared for the general information of JohnsonFamily Funds sharehold-ers. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds invest-ment policies, management fees and expenses.
Investors are reminded to read the prospectus carefully before investing or sending money.

A description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities is available without charge, upon request, by calling 1-800-276-8272 or by visiting the Commission's website at http://www.sec.gov.
After August 31, 2004 information on how the Funds voted proxies relating to portfolio securi-ties during the twelve month period ending
June 30, 2004 will be made available at the Funds' website at WWW.JOHNSONFAMILYFUNDS.COM or the website of the Securities and Exchange
Commission.



                       [JOHNSONFAMILY FUNDS LOGO OMITTED]
                               JohnsonFamily Funds
                                  P.O. Box 515
                              Racine, WI 53401-0515

JFF-SA-002-0300

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment management companies.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 11.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Johnson Family of Funds


By (Signature and Title)*                          /s/ Colette M. Wallner
                                                   ----------------------
                                                   Colette M. Wallner, President

Date 6/28/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                          /s/ Colette M. Wallner
                                                   ----------------------
                                                   Colette M. Wallner, President

Date 6/28/04


By (Signature and Title)*                          /s/ Mark C. Behrens
                                                   -------------------
                                                   Mark C. Behrens, Treasurer

Date 6/28/04
* Print the name and title of each signing officer under his or her signature.